Liquidity and capital resources - Additional Information (Detail) € in Thousands			6 Months Ended
	Jan. 08, 2021 USD ($)	Sep. 03, 2020 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Regulatory Capital Resources [Line Items]
Private investment fund			€ 71,000
Public investment fund			236,000
Investment fund			307,000
Financial liabilities			17,487			€ 15,526
Pending contract			14,800
Cash outflow from operations			(12,185)		€ (14,633)
Cash flow from investing activities			100		50
Cash flow from financing activities			7,052		1,929
Proceeds from issuance of shares and exercise of warrants			7,617
American depositary shares [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Proceeds from issue of ordinary shares			8,100	$ 9,700,000
Proceeds from issuance of shares and exercise of warrants			7,600
Stock Issued During Period Value Issued For Services | $		$ 25,000,000
Lincoln Park Capital Fund Llc [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Equity purchase agreement consideration paid | $	$ 40,000,000
Equity purchase agreement term	24 months
Purchase of american depositary shares value | $	$ 40,000,000
Share repurchased related expenses | $	$ 1,000,000
Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Additional grants received			300				€ 400
Regional Government [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Additional grants received			2,400
RCA's [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Financial liabilities			5,300
Walloon Region [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Additional grants received			2,200
Cash flow from financing activities			7,600
Cash inflow			5,100
Amount received			6,800
Increase decrease in cash flow from financing activities					0
Celdara Medical [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Financial liabilities			17,500
AML and MDS franchise [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Cash outflow from operations			(12,200)		(14,600)
Decrease in cash outflow from operations			€ 2,400
Short Term Investments [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Increase in cash outflow from investing activities					€ (100)